Warrants	12 Months Ended
Jun. 30, 2026
Warrants [Abstract]
Warrants
15.	Warrants

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis on June 30, 2026, 2025, and 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	30 June 2026	30 June 2025	30 June 2024
		$AUD	$AUD	$AUD
Liabilities:
Warrant liability—Private and Representative Warrants	3	16,500	9,619	12,676
Warrant liability—Penny Warrants	3	-	102,820	146,730
Warrant liability—Arena Ordinary Share Warrants	3	64,500	68,479	79,207
Warrant liability—PIPE Financing Warrants	3	22,164,000	-	-
Total		22,245,000	180,918	238,613

The Company accounts for the Public warrants, the Private Placement warrants, the Representative warrants, the Penny warrants, the Arena Ordinary share warrants, and the PIPE Financing warrants in accordance with the guidance contained in IAS 32 and IFRS Accounting Standards 9 under which the Public warrants meet the criteria for equity treatment and are recorded as equity due to the settlement provision in the warrant agreement. In accordance with IAS 32 and IFRS Accounting Standards 9, the Private Placement warrants, Representative warrants, the Penny warrants, Arena Ordinary share warrants, and the PIPE Financing warrants (collectively the “Warrants”) are initially required to be classified as liability instruments in its entirety; therefore, the Warrants are required to be measured at fair value at each reporting period with changes in fair value recorded within earnings. During the year ended June 30, 2026, the Company changed the valuation technique for the 479,000 legacy Private Placement warrants from the Monte-Carlo simulation model to the Black-Scholes model, as the remaining contractual terms and features of these warrants no longer required the simulation of complex or path-dependent outcomes. The change has been accounted for prospectively as a change in accounting estimate in accordance with IFRS 13 and IAS 8 (refer to Note 2).

The following table presents the warrants outstanding and exercisable on June 30, 2026 and 2025:

Description:	30 June 2026	30 June 2025
Public warrants	9,000,000	9,000,000
Private Placement warrants	479,000	479,000
Representative warrants	450,000	450,000
Arena Ordinary share warrants	458,720	458,720
PIPE Financing warrants	18,800,000	-
Total warrants	29,187,720	10,387,720

Public, Private, and Representative Warrants

As part of EDOC’s IPO on 21 March 2024, EDOC issued warrants to third-party investors where each warrant entitles the holder to purchase one-half of one share of the Company’s ordinary shares at an exercise price of USD$11.50 per whole share (the “Public Warrants”). Simultaneously with the closing of the IPO, EDOC completed the private sale of warrants where each warrant allows the holder to purchase one share of the Company’s ordinary shares at USD$11.50 per share. Additionally, the Company issued to the underwriters a warrant (“Representative’s Warrant) to purchase up to 450,000 Class A ordinary shares stock at an exercise price of USD$12.00 per share.

These warrants expire on the fifth anniversary i.e. 21 March 2029 of the Business Combination or earlier upon redemption or liquidation and are exercisable commencing 30 days after the Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.

The Company may call the warrants for redemption (excluding the private warrants, and any outstanding Representative’s Warrants, and any warrants underlying units issued to the Sponsor, initial shareholders, officers, directors or their affiliates in payment of Working Capital Loans made to the Company), in whole and not in part, at a price of USD$0.01 per warrant:

●	at any time while the warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30-trading day period ending on the third trading business day prior to the notice of redemption to warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the Class A ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day until the date of redemption.

Arena Ordinary Share Warrants

In connection with the closing of the Business Combination, the Company closed the private placement, pursuant to the private offering rules under the Securities Act of 1933, as amended (the “Securities Act”), of the Arena Warrants and Debentures pursuant to the Securities Purchase Agreement dated August 23, 2023 between the Company, AOI, EDOC, certain AOI subsidiaries and Arena Investors, LP (the “PIPE Investors”) and executed the Arena Transaction Documents including the 10% Original Issue Discount Secured Convertible Debenture, the Arena Warrant, the Registration Rights Agreement and related documents. The Ordinary Shares pursuant to the Arena Warrants grant the PIPE Investors the right to purchase the number of Ordinary Shares underlying the Warrants equal to 25% of the total principal amount of the related Debenture purchased by the PIPE Investor on the applicable closing date divided by 92.5% of the average of the three (3) lowest daily VWAP of the Ordinary Shares for the ten (10) consecutive trading day period ended on the last trading day immediately preceding such closing date, subject to adjustment upon the occurrence of certain events as set forth in such Arena Warrant be exercisable at the exercise price set forth in the Arena Warrants, as may be adjusted pursuant to the terms of the Arena Warrants.

Penny Warrants

In December 2025, the Company entered into a settlement agreement with Arena Business Solutions Global SPC II, Ltd. under which the equity line of credit facility was terminated, and a settlement agreement with the holders of the Arena debenture under which the securities purchase agreement dated August 23, 2023 and the related agreements were terminated. As a result, the Company’s contingent obligation to issue the Penny Warrants was extinguished, and the related contingent liability was derecognized, resulting in a gain on extinguishment of warrant liabilities of AUD$102,820 recognized in profit or loss during the year ended June 30, 2026.

PIPE Financing Warrants

During the year ended June 30, 2026, the Company completed two private placement offerings (the “PIPE Financings”), issuing an aggregate of 18,800,000 units comprising 18,800,000 Class A ordinary shares and 18,800,000 accompanying warrants, consisting of:

●	2,000,000 units issued in March 2026 at a purchase price of US$1.00 per unit, with each warrant exercisable to purchase up to two (2) Ordinary Shares at an exercise price of US$2.00 per share; and

●	16,800,000 units issued in April 2026 at a purchase price of US$0.50 per unit, with each warrant exercisable to purchase up to two (2) Ordinary Shares at an exercise price of US$0.70 per share.

Because the PIPE warrants contain settlement and exercise provisions that do not satisfy the fixed-for-fixed condition under IAS 32, they are classified as derivative financial liabilities measured at fair value through profit or loss under IFRS 9. As of June 30, 2026, the fair value of the PIPE warrant liability was AUD$22,164,000. Subsequent to June 30, 2026, each of the holders voluntarily surrendered all 18.8 million outstanding PIPE warrants and their associated rights for nil consideration, which was formally approved and ratified by the Board of Directors for cancellation. The transaction did not involve any cash outlay or give rise to any new liabilities for the Company, and the entire AUD$22,164,000 derivative financial liability will be fully derecognized in the subsequent period with no residual obligation; refer to Note 31 for details regarding this subsequent event.